Consolidated Statement of Changes in Members' Capital (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Changes In Members Capital
Members' capital, beginning balance				$ 1,902				$ 1,830	$ 1,902	$ 1,830
Net income	24	41	0	(41)	22	34	55	11	24	122
Distributions to members									(22)	(50)
Members' capital, ending balance	$ 1,904				$ 1,902				$ 1,904	$ 1,902